Income Tax - Reconciliations to the consolidated statements of financial position (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax
Net deferred tax assets in the consolidated statements of financial position		¥ 997
Net deferred tax liabilities in the consolidated statements of financial position	¥ (3,489)	¥ (4,486)